Right-of-Use Operating Lease (Tables)	6 Months Ended
Dec. 31, 2025
Right-of-use Operating Lease
Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities at December 31, 2025 and June 30, 2025.

	December 31, 2025	June 30, 2025
Assets

Operating lease - right-of-use asset - non-current	$1,917,012	$-

Liabilities

Operating lease liability	$2,147,332	$-

Weighted-average remaining lease term (years)	4.67	-

Weighted-average discount rate	8%	0%

Schedule of Lease Expense

The components of lease expense were as follows:

	December 31, 2025	December 31, 2024

Operating lease costs

Amortization of right-of-use operating lease asset	$174,000	$-
Lease liability expense in connection with obligation repayment	$56,320	-
Total operating lease costs	$230,320	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$-	$-
Right-of-use asset obtained in exchange for new operating lease liability	$2,091,012	$-

Schedule of Future Minimum Lease Payments

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31,:

2026 (6 months)	$221,200
2027	510,960
2028	555,360
2029	590,160
2030	626,560
Thereafter	105,760
Total undiscounted cash flows	2,610,000
Less: amount representing interest	462,668
Present value of operating lease liability	2,147,332
Less: current portion of operating lease liability	297,626
Long-term operating lease liability	$1,849,706